Regulatory Matters - Capital Amounts and Ratios (Detail) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
United Bankshares [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk-Weighted Assets, Actual Amount	$ 3,700,453	$ 3,494,723
Tier 1 Capital to Risk-Weighted Assets, Actual Amount	3,162,118	2,990,026
Common Tier I Capital to Risk Weighted Assets, Actual Amount	3,162,118	2,990,026
Tier 1 Capital to Average Assets, Actual Amount	$ 3,162,118	$ 2,990,026
Total Capital to Risk-Weighted Assets, Actual Ratio	0.154	0.144
Tier 1 Capital to Risk-Weighted Assets, Actual Ratio	0.131	0.123
Common Tier I Capital to Risk Weighted Assets, Actual Ratio	0.131	0.123
Tier 1 Capital to Average Assets, Actual Ratio	0.114	0.108
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	$ 1,924,541	$ 1,945,020
Tier 1 Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	1,443,405	1,458,765
Common Tier I Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	1,082,554	1,094,074
Tier 1 Capital to Average Assets, For Capital Adequacy Purposes, Amount	$ 1,110,296	$ 1,108,785
Total Capital to Risk-Weighted Assets, For Capital Adequacy, Ratio	0.08	0.08
Tier 1 Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Ratio	0.06	0.06
Common Tier I Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1 Capital to Average Assets, For Capital Adequacy Purposes, Ratio	0.04	0.04
Total Capital to Risk-Weighted Assets, To Be Well Capitalized, Amount	$ 2,405,676	$ 2,431,275
Tier 1 Capital to Risk-Weighted Assets, To Be Well Capitalized, Amount	1,924,541	1,945,020
Common Tier I Capital to Risk Weighted Assets, To Be Well Capitalized, Amount	1,563,689	1,580,329
Tier 1 Capital to Average Assets, To Be Well Capitalized, Amount	$ 1,387,870	$ 1,385,981
Total Capital to Risk-Weighted Assets, To Be Well Capitalized, Ratio	0.10	0.10
Tier 1 Capital to Risk-Weighted Assets, To Be Well Capitalized, Ratio	0.08	0.08
Common Tier I Capital to Risk Weighted Assets, To Be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 Capital to Average Assets To Be Well Capitalized, Ratio	0.05	0.05
United Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk-Weighted Assets, Actual Amount	$ 3,440,096	$ 3,236,554
Tier 1 Capital to Risk-Weighted Assets, Actual Amount	3,190,950	3,029,857
Common Tier I Capital to Risk Weighted Assets, Actual Amount	3,190,950	3,029,857
Tier 1 Capital to Average Assets, Actual Amount	$ 3,190,950	$ 3,029,857
Total Capital to Risk-Weighted Assets, Actual Ratio	0.144	0.134
Tier 1 Capital to Risk-Weighted Assets, Actual Ratio	0.133	0.125
Common Tier I Capital to Risk Weighted Assets, Actual Ratio	0.133	0.125
Tier 1 Capital to Average Assets, Actual Ratio	0.115	0.11
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	$ 1,916,834	$ 1,939,250
Tier 1 Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	1,437,626	1,454,437
Common Tier I Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Amount	1,078,219	1,090,828
Tier 1 Capital to Average Assets, For Capital Adequacy Purposes, Amount	$ 1,108,321	$ 1,106,184
Total Capital to Risk-Weighted Assets, For Capital Adequacy, Ratio	0.08	0.08
Tier 1 Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Ratio	0.06	0.06
Common Tier I Capital to Risk Weighted Assets, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1 Capital to Average Assets, For Capital Adequacy Purposes, Ratio	0.04	0.04
Total Capital to Risk-Weighted Assets, To Be Well Capitalized, Amount	$ 2,396,043	$ 2,424,062
Tier 1 Capital to Risk-Weighted Assets, To Be Well Capitalized, Amount	1,916,834	1,939,250
Common Tier I Capital to Risk Weighted Assets, To Be Well Capitalized, Amount	1,557,428	1,575,640
Tier 1 Capital to Average Assets, To Be Well Capitalized, Amount	$ 1,385,401	$ 1,382,730
Total Capital to Risk-Weighted Assets, To Be Well Capitalized, Ratio	0.10	0.10
Tier 1 Capital to Risk-Weighted Assets, To Be Well Capitalized, Ratio	0.08	0.08
Common Tier I Capital to Risk Weighted Assets, To Be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 Capital to Average Assets To Be Well Capitalized, Ratio	0.05	0.05